FINANCIAL INSTRUMENTS (Schedule of Effect of Derivative Instruments) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) Recognized in AOCI	$ (25)	[1],[2]	$ (12)	[1],[2]
Gain (Loss) Reclassified From AOCI to Income	(15)	[3]	(305)	[3]
Additional Gain (Loss) Recognized in Income	158	[3],[4]	(31)	[3],[4]
Foreign Currency Contract [Member] | Scenario, Forecast [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	(4)
Commodity Contract [Member] | Scenario, Forecast [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Price Risk Cash Flow Hedge Unrealized Gain (Loss) to be Reclassified During Next 12 Months	3
Interest Rate Contract [Member] | Scenario, Forecast [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	(1)
Foreign Currency Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) Recognized in AOCI	1	[1],[2]	(10)	[1],[2]
Foreign Currency Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified From AOCI to Income	0	[3]	11	[3]
Additional Gain (Loss) Recognized in Income	0	[3],[4]	0	[3],[4]
Foreign Currency Contract [Member] | Designated as Hedging Instrument [Member] | Net Foreign Investment [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) Recognized in AOCI	(16)
Gain (Loss) Reclassified From AOCI to Income	0	[3]
Additional Gain (Loss) Recognized in Income	0	[3],[4]
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) Recognized in AOCI	(10)	[1],[2]	(2)	[1],[2]
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified From AOCI to Income	(14)	[3]	(306)	[3]
Additional Gain (Loss) Recognized in Income	0	[3],[4]	(1)	[3],[4]
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) Recognized in AOCI	0	[1],[2]	0	[1],[2]
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified From AOCI to Income	(1)	[3],[5]	0	[3],[5]
Additional Gain (Loss) Recognized in Income	(2)	[3],[4],[5]	(1)	[3],[4],[5]
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) Recognized in AOCI			0	[1],[2]
Gain (Loss) Reclassified From AOCI to Income			(1)	[3],[5]
Additional Gain (Loss) Recognized in Income			0	[3],[4],[5]
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) Recognized in AOCI			0	[1],[2]
Gain (Loss) Reclassified From AOCI to Income			(9)	[3]
Additional Gain (Loss) Recognized in Income			0	[3],[4]
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) Recognized in AOCI	(25)	[1],[2]	(12)	[1],[2]
Gain (Loss) Reclassified From AOCI to Income	(15)	[3]	(305)	[3]
Additional Gain (Loss) Recognized in Income	(2)	[3],[4]	(2)	[3],[4]
Foreign Currency Contract [Member] | Nondesignated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) Recognized in AOCI	0	[1],[2],[6]	0	[1],[2],[6]
Foreign Currency Contract [Member] | Nondesignated [Member] | Sundry income - net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified From AOCI to Income	0	[3],[6]	0	[3],[6]
Additional Gain (Loss) Recognized in Income	155	[3],[4],[6]	(32)	[3],[4],[6]
Commodity Contract [Member] | Nondesignated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) Recognized in AOCI	0	[1],[2]	0	[1],[2]
Commodity Contract [Member] | Nondesignated [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified From AOCI to Income	0	[3]	0	[3]
Additional Gain (Loss) Recognized in Income	5	[3],[4]	3	[3],[4]
Nondesignated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) Recognized in AOCI	0	[1],[2]	0	[1],[2]
Gain (Loss) Reclassified From AOCI to Income	0	[3]	0	[3]
Additional Gain (Loss) Recognized in Income	$ 160	[3],[4]	$ (29)	[3],[4]

[1]	Accumulated other comprehensive income (loss) (“AOCI”).
[2]	Net unrealized gains (losses) from hedges related to interest rates and commodities are included in “Accumulated Derivative Gain (Loss) – Net hedging results” in the consolidated statements of equity; net unrealized gains (losses) from hedges related to foreign currency (net of tax) are included in “Cumulative Translation Adjustments – Translation adjustments” in the consolidated statements of equity.
[3]	Pretax amounts.
[4]	Amounts impacting income not related to AOCI reclassification; also includes immaterial amounts of hedge ineffectiveness.
[5]	Interest expense and amortization of debt discount.
[6]	Foreign currency derivatives not designated as hedges are offset by foreign exchange gains/losses resulting from the underlying exposures of foreign currency denominated assets and liabilities.